RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Disclosure of transactions between related parties	The remuneration of Directors and other key management personnel was as follows:

(US $ millions)	2019	2018
Salaries, incentives and short-term benefits	$3	$4
Share-based awards	2	2
	$5	$6